Filed with the Securities and Exchange Commission on January 13, 2026
REGISTRATION NO. 333-288843
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 5
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Insurance Company)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(Address of Insurance Company’s principal executive offices)
(973) 802-7333
(Insurance Company’s Telephone Number, including Area Code)
AMY M. WOLTMAN
  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102
(Name and address of agent for service)
COPIES TO:
RICHARD KIRK
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-3707
Approximate Date of Proposed Offering: Continuously on and after the effective date of this Registration Statement
It is proposed that this filing become effective: (check appropriate box)
□	immediately upon filing pursuant to paragraph (b) of Rule 485
⊠	on February 19, 2026 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on ___________ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
⊠	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
□	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
□	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))on May 1, 2025 pursuant to paragraph (b) of Rule 485
□
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

□	Insurance Company relying on Rule 12h-7 under the Exchange Act
□	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

______________________________________________________________________________________________________________
EXPLANATORY NOTE
This Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-288843, is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until February 19, 2026, the effectiveness of Post-Effective Amendment No. 1, which was filed on August 5, 2025 (accession no. 0002077808-25-000008) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We are awaiting Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 1 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment No. 5 does not amend or delete any other part of this Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Insurance Company certifies that it meets the requirements for effectiveness of this post-effective amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this  13th day of January 2026.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (INSURANCE COMPANY)
By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE
Reshma V. Abraham* Reshma V. Abraham	Director and Vice President	January 13, 2026
Markus Coombs* Markus Coombs	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	January 13, 2026
Alan M. Finkelstein* Alan M. Finkelstein	Director and Treasurer	January 13, 2026
Scott E. Gaul* Scott E. Gaul	Director and Vice President	January 13, 2026
Bradley O. Harris* Bradley O. Harris	Director	January 13, 2026
Salene Hitchcock-Gear* Salene Hitchcock-Gear	Director	January 13, 2026
Dylan J. Tyson* Dylan J. Tyson	Director, President and Chief Executive Officer	January 13, 2026
By: /s/ Richard H. Kirk Richard H. Kirk

*   Executed by Richard H. Kirk on behalf of those indicated pursuant to Power of Attorney